Short-term investments (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Short-term Investments
Short-term investments consist of the following:

	As at March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Bank deposits 1	10,368	80,633	1,070
Other investments 2	281,744	246,577	3,270

	292,112	327,210	4,340

Bank deposits are made for periods of between three months and one year depending on the cash requirements of the companies within the Group and earn interest at the respective fixed deposit rates.
Other investments include mutual fund investments and investment in bonds which are recorded at fair value with changes in fair value reported through the consolidated statements of profit or loss. These investments do not qualify for recognition as cash and cash equivalents due to their maturity period and risk of change in value of the investments. Refer Note 25 for further details.

1.
Includes
₹
 5,910 million and
₹
 2,562 million ($ 34 million) as at March 31, 2019 and March 31, 2020 respectively on lien with banks,
₹
 601 million and
₹
 571 million ($ 8 million) deposit held as collateral in respect of closure cost and future redundancy payments payable to employees of Vedanta Lisheen Holdings Limited (VLHL) on termination of their employment on or before the mine closure,
₹
 1,336 million and
₹
 1,385 million ($ 18 million) held as margin money and
₹
 1,273 million and
₹
 Nil ($ Nil) maintained as debt service reserve account as at March 31, 2019 and March 31, 2020 respectively.

2.	Includes ₹ 3,288 million and ₹ 1,013 million ($ 13 million) invested in related parties as at March 31, 2019 and March 31, 2020 respectively.